Business Segment, Geographic, and Concentration Risk Information - Summary of Depreciation, Amortization and Assets by Segment (Detail) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
Total depreciation and amortization:
Total consolidated depreciation and amortization	$ 2,585	$ 1,330	$ 2,026	$ 888
Total assets:
Total consolidated assets	148,758		105,890	120,431
Oncology Innovation Platform
Total depreciation and amortization:
Total consolidated depreciation and amortization	342	146	195	101
Total assets:
Total consolidated assets	85,450		53,022	73,837
Global Supply Chain Platform
Total depreciation and amortization:
Total consolidated depreciation and amortization	1,569	1,139	1,644	787
Total assets:
Total consolidated assets	47,864		48,560	$ 46,594
Commercial Platform
Total depreciation and amortization:
Total consolidated depreciation and amortization	674	$ 45	187
Total assets:
Total consolidated assets	$ 15,444		$ 4,308